Related Party Transactions	12 Months Ended
Apr. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Related parties to the Company include, but are not limited to, officers, directors, and shareholders. From time to time, the Company receives loans and advances from Phalanx Partners and WS Advantage LP for working capital purposes. Phalanx Partners and WS Advantage LP formerly held equity interests in Grove Realty Partners, LLC and Walker Partners, LLC and are currently shareholders and controlled by the Company’s president.

An aggregate of $454,581 has been received from related parties for working capital purposes and debt and expenses paid on the Company’s behalf. These advances are interest-free and payable upon demand. During the year ended April 30, 2015 and 2014 the Company imputed interest expense of $27,991 and $0, respectively.

During the years ended April 30, 2015 and 2014, the Company received $36,000 in rental income from Phalanx Partners, who occupies an office in one of the Company’s properties.